Asset-Based Income Fund	March 31, 2026 (Unaudited)

Schedule of Investments

(in thousands, except share data )

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Asset-Backed Securities — 42.2%

Auto Loan — 3.7%

CPS Auto Securitization Trust (a)(b)	Class A, Series 2026-1	8.75%	5/17/2033	14,917	$14,862

Octane Receivables Trust (b)	Class D, Series 2025-RVM1	5.86%	12/20/2046	5,394	5,397

Data Center — 7.5%

Centersquare Issuer LLC (b)	Class A2, Series 2024-1A	5.20%	10/26/2054	10,017	9,692

Centersquare Issuer LLC	Class A2, Series 2025-4A	5.20%	8/25/2055	12,645	11,798

Centersquare Issuer LLC	Class A2, Series 2025-5A	5.30%	12/27/2055	12,025	11,716

SF Abs Issuer LLC (b)	Class A2, Series 2025-1A	5.38%	11/25/2055	9,351	9,170

DG Solar — 1.0%

SSI ABS Issuer LLC (b)	Class A, Series 2025-1	6.15%	7/25/2065	2,962	2,942

SSI ABS Issuer LLC (b)	Class B, Series 2025-1	7.82%	7/25/2065	2,784	2,802

Esoterics — 3.3%

Identity Digital Capital LLC (a)	Class A2, Series 2025-1	6.79%	3/20/2065	4,003	4,073

SVC ABS LLC (b)	Class A, Series 2026-1A	5.16%	3/20/2056	3,297	3,297

SVC ABS LLC (b)	Class B, Series 2026-1A	5.80%	3/20/2056	8,468	8,468

SVC ABS LLC (b)	Class M, Series 2026-1A	7.55%	3/20/2056	2,909	2,909

Fiber — 2.8%

Metro Communications Issuer LLC (a)	Class A2I, Series 2025-1A	6.51%	2/25/2055	9,880	10,226

Metro Communications Issuer LLC (a)(b)(c)	Class A2II, Series 2025-1A	5.95%	2/25/2055	3,002	3,107

Metro Communications Issuer LLC (a)	Class BI, Series 2025-1A	7.82%	2/25/2055	1,801	1,862

Metro Communications Issuer LLC (a)(b)(c)	Class BII, Series 2025-1A	7.30%	2/25/2055	546	564

Fund Finance — 3.6%

New Mountain Guardian IV Rated Feeder III Ltd. (a)(b)(c)	Class A1, Series 2024-2A	7.20% (SOFR + 3.20%)	11/19/2037	20,000	19,952

Music IP — 1.7%

Lyra Music Assets Delaware LP	Class A2, Series 2024-3A	5.76%	12/22/2064	9,248	9,313

Point of Sale — 0.3%

Sunbit Asset Securitization Trust (b)	Class B, Series 2025-1	5.69%	7/15/2030	1,115	1,117

Sunbit Asset Securitization Trust (b)	Class C, Series 2025-1	6.12%	7/15/2030	459	455

Proved Developed Producing — 2.1%

Grayrock Fund IV ABS Issuer LLC	Class A, Series 2026-2	5.76%	2/15/2041	9,276	9,276

Grayrock Fund IV ABS Issuer LLC	Class B, Series 2026-2	10.28%	2/15/2041	2,208	2,208

Rooftop Solar Lease — 5.2%

Sunnova Energy Corp. (a)	Class A, Series 2024-3	6.45%	7/30/2059	19,521	19,217

Sunnova Energy Corp. (a)	Class B, Series 2024-3	8.78%	7/30/2059	865	842

Sunnova SOL IX Issuer LLC (a)	Class A, Series 2025-1	6.28%	1/30/2060	8,635	8,214

Sunnova SOL IX Issuer LLC (a)	Class B, Series 2025-1	8.65%	1/30/2060	666	638

Single Family Rental — 1.6%

AMSR Trust (b)	Class E2, Series 2022-SFR3	4.00%	10/17/2039	1,250	1,214

AMSR Trust (b)	Class E2, Series 2023-SFR1	4.00%	4/17/2040	5,939	5,742

Progress Residential Trust (b)	Class E2, Series 2023-SFR1	6.60%	3/17/2040	2,500	2,495

Asset-Based Income Fund	March 31, 2026 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

SME Short Term — 2.5%

Libertas Asset Securitization LLC (a)(b)	Class A, Series 2025-1A	6.34%	1/15/2031	461	$461

Libertas Asset Securitization LLC (a)(b)	Class B, Series 2025-1A	6.54%	1/15/2031	369	369

Mulligan Asset Securitization II LLC (b)	Class A, Series 2024-1	6.00%	10/15/2031	9,500	9,511

OnDeck Asset Securitization IV LLC (b)	Class B, Series 2025-2A	5.23%	11/17/2032	820	809

OnDeck Asset Securitization IV LLC (b)	Class C, Series 2025-2A	6.30%	11/17/2032	820	808

RFS Asset Securitization V LLC (b)	Class B, Series 2025-1	6.20%	5/15/2032	1,250	1,256

RFS Asset Securitization V LLC (b)	Class C, Series 2025-1	7.65%	5/15/2032	1,000	1,002

Solar Loan — 3.1%

MESA Trust (a)	Class A, Series 2025-1	5.20%	6/25/2060	10,187	10,239

MESA Trust (a)	Class B, Series 2025-1	5.70%	6/25/2060	1,174	1,173

MESA Trust (a)	Class C, Series 2025-1	6.45%	6/25/2060	986	992

MESA Trust (a)(c)	Class R, Series 2025-1	15.00%	6/25/2060	727	724

Sunnova Helios XI Issuer LLC (b)	Class B, Series 2023-A	5.60%	5/20/2050	5,539	4,347

Student Loans — 3.5%

College Ave Student Loans LLC (b)	Class D, Series 2023-A	6.89%	5/25/2055	1,618	1,652

College Ave Student Loans LLC (b)	Class E, Series 2023-A	8.49%	5/25/2055	3,202	3,316

Navient Education Loan Trust (b)	Class D, Series 2025-A	6.03%	7/15/2055	756	757

Navient Refinance Loan Trust (b)	Class C, Series 2025-A	6.14%	2/16/2055	2,287	2,319

Sallie Mae Unlevered (a)(c)	Class A-FL	5.16% (SOFR + 1.20%)	12/25/2055	197	196

Sallie Mae Unlevered (a)(c)	Class A-FL	4.87% (SOFR + 1.20%)	12/25/2055	544	544

Sallie Mae Unlevered (a)	Class A-FX	4.85%	12/25/2055	3,446	3,460

Sallie Mae Unlevered (a)	Class A-FX	4.95%	12/25/2055	2,523	2,524

Sallie Mae Unlevered (a)	Class B	5.25%	12/25/2055	633	635

Sallie Mae Unlevered (a)	Class B	5.45%	12/25/2055	431	431

Sallie Mae Unlevered (a)	Class C	5.50%	12/25/2055	146	147

Sallie Mae Unlevered (a)	Class C	5.65%	12/25/2055	100	100

Sallie Mae Unlevered (a)	Class D	6.10%	12/25/2055	97	99

Sallie Mae Unlevered (a)	Class D	6.25%	12/25/2055	66	67

Sallie Mae Unlevered (a)(c)	Class R (Equity)	0.00%	12/25/2055	307	321

Sallie Mae Unlevered (a)(c)	Class R (Equity)	0.00%	12/25/2055	329	340

SMB Private Education Loan Trust (b)	Class D, Series 2025-B	6.63%	3/17/2053	2,982	2,995

Unsecured Consumer — 0.3%

Regional Management Issuance Trust (b)	Class D, Series 2025-2	6.01%	11/16/2037	1,977	1,948

TOTAL ASSET-BACKED SECURITIES (Amortized Cost $236,702)					$237,110

High Yield Securities — 4.3%

Esoterics — 3.8%

AP Grange Holdings LLC (a)(d)	Senior First Lien	6.50% PIK	3/20/2045	20,812	21,978

Student Loans — 0.5%

Sallie Mae Levered (a)	15.00% 01/34 (01/26)	15.00%	1/27/2034	1,207	1,207

Sallie Mae Levered (a)	15.00% 03/34 (01/26)	15.00%	3/11/2034	325	325

Sallie Mae Levered (a)	15.00% 03/34 (03/26)	15.00%	3/26/2034	155	155

Asset-Based Income Fund	March 31, 2026 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Sallie Mae Levered (a)	SPV Maguire Flow Aggregation	13.00%	11/26/2033	1,207	$1,207

TOTAL HIGH YIELD SECURITIES (Amortized Cost $24,924)					$24,872

Mortgage-Backed Securities — 35.9%

Home Equity Investments — 14.2%

HTAP Issuer Trust (b)	Class A, Series 2025-2	6.50%	6/25/2043	20,315	20,176

HTAP Issuer Trust (b)	Class B, Series 2025-2	8.00%	6/25/2043	1,184	1,162

Point Securitization Trust (b)(e)	Class A1, Series 2023-1	6.50%	11/25/2053	98	99

Point Securitization Trust (b)(e)	Class A1, Series 2025-2	5.75%	10/25/2055	8,879	8,757

Point Securitization Trust (b)(e)	Class A2, Series 2025-2	7.00%	10/25/2055	1,269	1,251

Unison Trust	Class A, Series 2025-1	6.00%	7/25/2055	10,611	9,944

Unlock HEA Trust (b)	Class A, Series 2024-1	7.00%	4/25/2039	4,017	4,008

Unlock HEA Trust (b)	Class A, Series 2024-2	6.50%	10/25/2039	979	977

Unlock HEA Trust (b)	Class A, Series 2025-1	6.75%	7/25/2041	10,408	10,446

Unlock HEA Trust (b)	Class A, Series 2025-2	6.00%	11/25/2041	3,488	3,457

Unlock HEA Trust	Class A, Series 2025-3	5.75%	12/25/2041	14,279	14,014

Unlock HEA Trust (b)	Class B, Series 2025-2	7.25%	11/25/2041	1,827	1,780

Unlock HEA Trust	Class B, Series 2025-3	7.25%	12/25/2041	3,609	3,479

Investor Loans — 0.4%

JP Morgan Mortgage Trust (b)(c)	Class B3, Series 2025-INV1	6.84%	11/25/2055	878	903

Morgan Stanley Residential Mortgage Loan Trust (b)(c)	Class M1, Series 2025-DSC3	5.78%	9/25/2070	1,041	1,032

Non-Qualified Mortgage — 9.8%

Angel Oak Mortgage Trust (b)(c)	Class M1, Series 2025-10	5.72%	9/25/2070	566	562

Angel Oak Mortgage Trust (b)(c)	Class M1, Series 2025-8	6.22%	7/25/2070	2,153	2,160

Angel Oak Mortgage Trust (b)(c)	Class M1A, Series 2024-13	6.44%	12/26/2069	7,000	7,040

Angel Oak Mortgage Trust (b)(c)	Class M1B, Series 2024-12	7.08%	10/25/2069	3,000	3,028

Angel Oak Mortgage Trust (b)(c)	Class M1B, Series 2024-13	6.89%	12/26/2069	2,000	2,013

Colt Mortgage Loan Trust (b)(c)	Class M1, Series 2024-7	6.45%	12/26/2069	7,000	7,047

Cross Mortgage Trust (b)(c)	Class B1A, Series 2024-H8	6.96%	12/25/2069	1,976	1,990

Cross Mortgage Trust (b)(c)	Class B1A, Series 2025-H7	6.09%	9/25/2070	522	517

Homes Trust (b)(c)	Class M1, Series 2025-NQM4	5.96%	8/25/2070	609	608

Homes Trust (b)(c)	Class M2, Series 2024-NQM2	7.10%	10/25/2069	5,000	5,036

JP Morgan Mortgage Trust (b)(c)	Class M1A, Series 2025-NQM3	5.97%	11/25/2065	1,652	1,654

JP Morgan Mortgage Trust (b)(c)	Class M1B, Series 2024-NQM1	6.86%	2/25/2064	1,680	1,691

JP Morgan Mortgage Trust (b)(c)	Class M1B, Series 2025-NQM3	6.42%	11/25/2065	322	323

Morgan Stanley Residential Mortgage Loan Trust (b)(c)	Class B1A, Series 2024-NQM5	7.16%	10/25/2069	2,000	2,017

Morgan Stanley Residential Mortgage Loan Trust (b)(c)	Class M1, Series 2024-NQM5	6.52%	10/25/2069	3,600	3,629

Morgan Stanley Residential Mortgage Loan Trust (b)(c)	Class M1, Series 2025-NQM7	5.84%	9/25/2070	2,332	2,312

New Residential Mortgage Loan Trust (b)(c)	Class M1, Series 2024-NQM3	6.39%	11/25/2064	3,885	3,924

New Residential Mortgage Loan Trust (b)(c)	Class M1, Series 2025-NQM4	6.08%	7/25/2065	1,487	1,485

PRKCM Trust (b)(c)	Class M1, Series 2022-AFC2	6.11%	8/25/2057	2,420	2,417

Provident Funding Mortgage Trust (b)(c)	Class B1, Series 2025-2	6.25%	6/25/2055	927	939

Provident Funding Mortgage Trust (b)(c)	Class B2, Series 2025-2	6.25%	6/25/2055	976	980

Asset-Based Income Fund	March 31, 2026 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Provident Funding Mortgage Trust (b)(c)	Class B3, Series 2025-2	6.25%	6/25/2055	1,025	$1,013

PRPM Trust (b)(c)	Class M1, Series 2025-NQM3	6.19%	5/25/2070	551	555

Qualified Mortgage — 2.1%

Chase Home Lending Mortgage Trust (b)(c)	Class B3, Series 2025-9	6.61%	6/25/2056	1,296	1,306

GS Mortgage-Backed Securities Trust (b)(c)	Class B3, Series 2025-PJ5	6.56%	10/25/2055	717	684

GS Mortgage-Backed Securities Trust (b)(c)	Class B3, Series 2025-PJ7	6.51%	12/25/2055	955	925

JP Morgan Mortgage Trust (b)(c)	Class B3, Series 2025-4	6.31%	11/25/2055	808	747

NRP Mortgage Trust (b)(c)	Class B5, Series 2013-1	3.28%	7/25/2043	6,602	4,314

Provident Funding Mortgage Trust (b)(c)	Class B3, Series 2025-5	6.15%	11/25/2055	1,098	1,082

SAIF Securitization Trust (b)(c)	Class M1, Series 2025-HYB1	6.05%	10/25/2055	1,520	1,498

SAIF Securitization Trust (b)(c)	Class M2, Series 2025-HYB1	6.05%	10/25/2055	1,014	972

Re-Performing — 0.1%

Chase Home Lending Mortgage Trust (b)(c)	Class M2, Series 2025-RPL1	3.68%	4/25/2065	1,152	671

Second Lien/HELOC — 4.2%

EFMT Sponsor LLC (b)(c)	Class M1, Series 2025-CES4	6.11%	6/25/2060	3,360	3,374

SAIF Securitization Trust (b)(e)	Class A3, Series 2025-CES1	5.99%	6/25/2065	590	596

SAIF Securitization Trust (b)(c)	Class M1, Series 2025-CES1	6.24%	6/25/2065	590	594

Santander Mortgage Asset Receivable Trust (b) (c)	Class B1, Series 2025-CES1	6.47%	9/25/2055	3,255	3,234

Santander Mortgage Asset Receivable Trust (b) (c)	Class B2, Series 2025-CES1	7.31%	9/25/2055	2,749	2,713

Santander Mortgage Asset Receivable Trust (b) (c)	Class M1, Series 2025-CES1	5.67%	9/25/2055	9,114	9,019

Towd Point Mortgage Trust (b)(c)	Class M1, Series 2024-CES3	6.81%	5/25/2064	2,439	2,467

Towd Point Mortgage Trust (b)(c)	Class M2, Series 2025-CES3	5.92%	8/25/2065	1,517	1,512

Single Family Rental — 5.1%

AMSR Trust (b)	Class E2, Series 2024-SFR2	4.15%	11/17/2041	10,000	9,364

AMSR Trust (b)	Class E2, Series 2025-SFR2	4.28%	11/17/2042	1,573	1,464

Progress Residential Trust (b)	Class E, Series 2025-SFR5	4.85%	10/17/2042	8,147	7,820

Progress Residential Trust (b)(c)	Class E2, Series 2024-SFR5	3.63%	8/9/2029	10,044	9,276

TOTAL MORTGAGE-BACKED SECURITIES (Amortized Cost $198,020)					$198,057

Senior Loans — 12.7%

Aviation Lending — 2.7%

Lesha - Project Skyline (a)	TL 1L 12/24 (MSN 36010)	6.67%	8/28/2032	2,970	2,989

Lesha - Project Skyline (a)	TL 1L 12/24 (MSN 36011)	6.72%	2/28/2029	2,379	2,399

Lesha - Project Skyline (a)	TL 1L 12/24 (MSN 36095)	6.62%	3/31/2029	2,759	2,775

Lesha - Project Skyline (a)	TL 1L 12/24 (MSN 36104)	6.61%	8/31/2030	3,357	3,372

Lesha - Project Skyline (a)	TL 1L 12/24 (MSN 38245)	6.70%	2/28/2031	3,860	3,877

Collateralized Fund Obligation — 0.7%

Stepstone Boulder II, LP (a)(c)(f)	TL 1L DD A 03/26	6.40% (SOFR + 2.70%)	4/30/2041	10,055	4,022

Fund Finance — 1.9%

Ardian US LLC (a)(c)	TL 1L 07/25	6.17% (SOFR + 2.50%)	12/21/2028	10,440	10,440

Rooftop Solar Lease — 4.3%

Sunrun Charis Portfolio LLC (a)	TL 1L 07/23	6.93%	7/30/2053	10,735	10,961

Sunrun Romulus Portfolio LLC (a)	TL 1L 02/24	6.48%	1/31/2054	12,696	12,688

Asset-Based Income Fund	March 31, 2026 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

SME Long Term — 1.6%

BHG Funding LLC (a)	TL 1L A2 05/23	7.07%	5/19/2036	5,623	$5,651

BHG Funding LLC (a)	TL 2L B2 05/23	8.12%	5/19/2036	1,694	1,706

BHG Funding LLC (a)(c)	TL 3L C2 05/23	8.81%	5/19/2036	1,695	1,615

Solar Loan — 0.5%

SunPower Financial (a)	TL 01/25	6.69%	8/30/2054	2,816	2,816

Unsecured Consumer — 1.0%

BHG Funding LLC (a)	TL 03/26 Tranche 1 Class A	4.76%	3/17/2036	1,984	1,984

BHG Funding LLC (a)	TL 03/26 Tranche 1 Class B	5.63%	3/17/2036	852	852

BHG Funding LLC (a)	TL 03/26 Tranche 1 Class C	5.99%	3/17/2036	191	191

BHG Funding LLC (a)	TL 03/26 Tranche 1 Class D	6.34%	3/17/2036	585	585

BHG Funding LLC (a)	TL 03/26 Tranche 1 Class E	6.83%	3/17/2036	979	979

BHG Funding LLC (a)	TL 03/26 Tranche 1 Class F	8.39%	3/17/2036	547	547

TOTAL SENIOR LOANS (Amortized Cost $70,479)					$70,449

Subordinated Debt — 0.9%

Student Loans — 0.9%

Sallie Mae Levered (a)(c)(f)	TL DD Revolver B 11/25 (Mezz)	6.42% (SOFR + 2.75%)	11/22/2032	6,216	5,002

TOTAL SUBORDINATED DEBT (Amortized Cost $4,978)					$5,002
			Shares

Private Equity — 0.2%

Solar Loan — 0.1%

SunPower Financial (a)(g)	Private Equity (SPV)		583,201		627

Student Loans — 0.1%

Sallie Mae Levered (a)(g)	Private Equity (SPV)		574,215		608

TOTAL PRIVATE EQUITY (Cost $1,157)					$1,235

TOTAL INVESTMENTS (Cost $536,260) — 96.2%					$536,725

Money Market Fund — 5.1%

U.S. Government Securities — 5.1%

Fidelity Investments Money Market Treasury Portfolio (h)	Class I	3.59%	28,605,201		28,605

TOTAL MONEY MARKET FUND (Cost $28,605)					$28,605

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost $564,865) — 101.3%					$565,330

LIABILITIES EXCEEDING OTHER ASSETS, NET — (1.3)%					(7,282)

NET ASSETS — 100.0%					$558,048

Asset-Based Income Fund	March 31, 2026 (Unaudited)

DD	Delayed draw term loan.
HELOC	Home equity line of credit.
PIK	Payment-in-kind.
SME	Small and Medium-sized Enterprise.
SOFR	Secured overnight financing rate.
SPV	Special purpose vehicle.
TL	Term loan.
1L	First lien.
2L	Second lien.
3L	Third lien.

(a)	Value determined using significant unobservable inputs.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)

Variable rate securities. The effective rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are based on a published reference rate and spread. Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.

(d)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional par. PIK rate disclosed is excluded from the spread.

(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at March 31, 2026.

(f)	Investment is an unfunded or partially funded commitment.

(g)	Security considered restricted.

(h)	Rate represents the money market fund’s average 7-day yield as of March 31, 2026.

The following are the details of the restricted securities of the Fund (in thousands, except share amounts):

Issuer	Asset	Shares	Cost	Value	Acquisition Date	% of Net Assets

Private Equity

Sallie Mae Levered	Private Equity (SPV)	574,215	$574	$608	11/26/2025	0.1%

SunPower Financial	Private Equity (SPV)	583,201	583	627	6/7/2023	0.1%

			$1,157	$1,235